SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATES (Details) (Parenthetical)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Tax Disclosure [Abstract]
Income tax statutory tax rate	25.00%	25.00%